Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 400,198	$ 61,842	¥ 422,960
Deferred tax liabilities	(112,456)	(17,378)	(153,486)
Net deferred tax assets	¥ 287,742	$ 44,464	¥ 269,474